Schedule of Investments (unaudited) June 30, 2019	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.8%
Amcor PLC	121,817	$1,384,003
BHP Group Ltd.	303,109	8,755,009
Fortescue Metals Group Ltd.	175,253	1,109,314
James Hardie Industries PLC	45,079	591,559
Newcrest Mining Ltd.	78,141	1,751,992
Rio Tinto Ltd.	38,064	2,771,576
South32 Ltd.	526,003	1,173,810

		17,537,263

Austria — 0.2%
voestalpine AG	12,200	377,483

Belgium — 0.7%
Solvay SA	7,625	791,053
Umicore SA	21,411	687,597

		1,478,650

Brazil — 2.2%
Vale SA, ADR	319,762	4,297,601

Canada — 6.6%
Agnico Eagle Mines Ltd.	24,400	1,253,657
Barrick Gold Corp.	180,072	2,848,355
CCL Industries Inc., Class B, NVS	14,701	722,478
First Quantum Minerals Ltd.	70,455	670,717
Franco-Nevada Corp.	19,154	1,629,208
Kinross Gold Corp.(a)	128,161	496,265
Nutrien Ltd.	60,329	3,234,013
Teck Resources Ltd., Class B	51,240	1,184,980
Wheaton Precious Metals Corp.	45,506	1,102,870

		13,142,543

Chile — 0.3%
Empresas CMPC SA	115,229	315,673
Sociedad Quimica y Minera de Chile SA, ADR	9,150	284,656

		600,329

Denmark — 1.0%
Chr Hansen Holding A/S	9,943	935,134
Novozymes A/S, Class B	22,204	1,037,022

		1,972,156

Finland — 1.1%
Stora Enso OYJ, Class R	58,438	687,786
UPM-Kymmene OYJ	54,717	1,456,226

		2,144,012

France — 3.4%
Air Liquide SA	43,859	6,145,935
Arkema SA	7,381	687,401

		6,833,336

Germany — 5.9%
BASF SE	94,489	6,878,055
Covestro AG(b)	17,324	882,065
HeidelbergCement AG	15,189	1,230,871
K+S AG, Registered(c)	19,276	359,566
LANXESS AG	9,272	551,811
Symrise AG	12,993	1,252,370
thyssenkrupp AG(c)	41,663	608,493

		11,763,231

Ireland — 7.4%
CRH PLC	83,448	2,726,429
Linde PLC	55,754	11,195,403

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	24,644	$746,799

		14,668,631

Japan — 7.6%
Asahi Kasei Corp.	146,400	1,560,613
JFE Holdings Inc.	54,900	806,379
Kuraray Co. Ltd.	36,600	437,202
Mitsubishi Chemical Holdings Corp.	152,500	1,065,264
Mitsui Chemicals Inc.	18,300	452,999
Nippon Paint Holdings Co. Ltd.	20,500	795,341
Nippon Steel Corp.	91,529	1,570,792
Nitto Denko Corp.	18,300	903,110
Oji Holdings Corp.	103,700	598,676
Shin-Etsu Chemical Co. Ltd.	42,700	3,977,116
Sumitomo Chemical Co. Ltd.	170,800	792,649
Sumitomo Metal Mining Co. Ltd.	30,500	911,263
Toray Industries Inc.	164,700	1,252,295

		15,123,699

Mexico — 0.8%
Cemex SAB de CV, CPO	1,555,584	655,054
Grupo Mexico SAB de CV, Series B	366,000	971,027

		1,626,081

Netherlands — 2.8%
Akzo Nobel NV	23,302	2,192,962
ArcelorMittal	65,697	1,177,301
Koninklijke DSM NV	18,605	2,303,068

		5,673,331

Norway — 0.7%
Norsk Hydro ASA	138,287	494,690
Yara International ASA	17,934	870,402

		1,365,092

Peru — 0.2%
Southern Copper Corp.	8,601	334,149

South Korea — 1.6%
LG Chem Ltd.	4,819	1,479,527
POSCO	8,296	1,756,698

		3,236,225

Sweden — 0.6%
Boliden AB	27,877	713,435
Svenska Cellulosa AB SCA, Class B	61,427	534,280

		1,247,715

Switzerland — 3.8%
Clariant AG, Registered	28,975	589,753
Givaudan SA, Registered	844	2,385,706
LafargeHolcim Ltd., Registered(c)	49,105	2,400,857
Sika AG, Registered	12,993	2,220,137

		7,596,453

Taiwan — 2.2%
Formosa Chemicals & Fibre Corp.	427,100	1,416,356
Formosa Plastics Corp.	427,720	1,576,778
Nan Ya Plastics Corp.	549,940	1,391,693

		4,384,827

United Kingdom — 12.7%
Amcor PLC(a)	48,842	561,195
Anglo American PLC	144,021	4,114,069
Antofagasta PLC	35,685	422,190
BHP Group PLC	216,367	5,548,712
Croda International PLC	13,359	870,502

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
DS Smith PLC	138,836	$640,525
Glencore PLC	1,240,008	4,313,896
Johnson Matthey PLC	20,313	860,625
Mondi PLC	37,881	862,980
Rio Tinto PLC	114,436	7,108,093

		25,302,787

United States — 28.7%
Air Products & Chemicals Inc.	22,570	5,109,171
Albemarle Corp.	10,797	760,217
Avery Dennison Corp.	8,601	994,964
Ball Corp.	34,160	2,390,858
Celanese Corp.	13,176	1,420,373
CF Industries Holdings Inc.	22,753	1,062,793
Corteva Inc.(a)	76,982	2,276,358
Dow Inc.(a)	77,043	3,798,990
DuPont de Nemours Inc.	76,921	5,774,459
Eastman Chemical Co.	14,396	1,120,441
Ecolab Inc.	26,047	5,142,720
FMC Corp.	13,725	1,138,489
Freeport-McMoRan Inc.	148,474	1,723,783
International Flavors & Fragrances Inc.	10,370	1,504,583
International Paper Co.	40,992	1,775,773
LyondellBasell Industries NV, Class A	31,232	2,690,012
Martin Marietta Materials Inc.	6,405	1,473,855
Mosaic Co. (The)	36,356	909,991
Newmont Goldcorp Corp.	84,241	3,240,751
Nucor Corp.	31,659	1,744,411
Packaging Corp. of America	9,760	930,323
PPG Industries Inc.	24,217	2,826,366
Sealed Air Corp.	15,738	673,272
Sherwin-Williams Co. (The)	8,357	3,829,929
Vulcan Materials Co.	13,481	1,851,076
Westrock Co.	26,047	949,934

		57,113,892

Total Common Stocks — 99.3% (Cost: $251,349,206)		197,819,486

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, Preference Shares, ADR, NVS	105,347	$409,800

Total Preferred Stocks — 0.2% (Cost: $1,351,097)		409,800

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.50%(d)(e)(f)	653,219	653,546
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(d)(e)	221,636	221,636

		875,182

Total Short-Term Investments — 0.4% (Cost: $874,952)		875,182

Total Investments in Securities — 99.9% (Cost: $253,575,255)		199,104,468

Other Assets, Less Liabilities — 0.1%		130,296

Net Assets — 100.0%		$199,234,764

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,861,235	(4,208,016)	653,219	$653,546	$20,261	(a)	$(183)	$56
BlackRock Cash Funds: Treasury, SL Agency Shares	230,581	(8,945)	221,636	221,636	2,199		—	—

				$875,182	$22,460		$(183)	$56

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Global Materials ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$197,819,486	$—	$—	$197,819,486
Preferred Stocks	409,800	—	—	409,800
Money Market Funds	875,182	—	—	875,182

	$199,104,468	$—	$—	$199,104,468

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

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